Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Loss before income taxes	$ (109,184)	$ (8,339)
Federal and provincial statutory rates	25.00%	27.00%
Tax at statutory rates	$ (27,296)	$ (2,252)
Adjusted for the effect of:
Non-deductible expenses	628	1,597
Non-taxable capital gains	(6,184)	(1,408)
Impact of foreign tax rates	(238)	(13,549)
Withholding taxes	813	1,262
Taxes related to prior years	(1,531)	(1,975)
Tax assets not recognized	44,112
Other	650	1,368
Income tax recovery	$ 10,954	$ (14,957)